Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail) shares in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares
Long Term Incentive Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	0	34,300
Fair value of stock options granted | $	$ 1	$ 301
Long Term Incentive Stock Option Plan [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	0	3,600
Fair value of stock options granted | $		$ 241
Long Term Incentive Stock Option Plan [member] | Executive [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	200	0
Fair value of stock options granted | $	$ 9	$ 0
Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	1	6
Share-based compensation grant date fair value | $	$ 1	$ 1
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value | $	$ 9	$ 2
Restricted Stock Units [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	100
Discretionary Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	4	6,900